Borrowings - Summary of Borrowings (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Oct. 13, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings - Current	$ 0		$ 170
Borrowings - Non-current	0		16,732
Total	$ 0	$ 63	$ 16,902